FEDERATED COMPLEX FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Please add an asterisk * to the end of J. Christopher Donahue's name, which appears along with his bio under the section entitled "BOARD OF
DIRECTORS/TRUSTEES."

It should be noted that this asterisk denotes a Director/Trustee who is deemed to be an interested person as defined in the 1940 Act.


FEDERATED COMPLEX FUNDS
Alabama Municipal Cash Trust                           Government Obligations Fund
Arizona Municipal Cash Trust                           Government Obligations Tax-Managed Fund
Automated Cash Management Trust                        Maryland Municipal Cash Trust
Automated Government Money Trust                       Massachusetts Municipal Cash Trust
California Municipal Cash Trust                        Michigan Municipal Cash Trust
Connecticut Municipal Cash Trust                       Minnesota Municipal Cash Trust
Edward D. Jones & Co. Daily Passport Cash Trust        Municipal Obligations Fund
Federated American Leaders Fund                        New Jersey Municipal Cash Trust
Federated Asia Pacific Growth Fund                     New York Municipal Cash Trust
Federated Emerging Markets Fund                        North Carolina Municipal Cash Trust
Federated Equity Funds                                 Ohio Municipal Cash Trust
Federated Global Equity Income Fund                    Pennsylvania Municipal Cash Trust
Federated Income Securities Trust                      Prime Obligations Fund
Federated Intl. High Income Fund                       Prime Cash Obligations Fund
Federated International Series, Inc.                   Prime Value Obligations Fund
Federated Master Trust                                 Tax-Free Obligations Fund
Federated Municipal Securities Fund, Inc.              Tennessee Municipal Cash Trust
Federated New York Municipal Income Fund               Treasury Obligations Fund
Federated North Carolina Municipal Income Fund         Trust for Government Cash Reserves
Federated Ohio Municipal Income Fund                   Trust for Short-Term U.S. Government Securities
Federated Stock & Bond Fund, Inc.                      Trust for U.S. Treasury Obligations
Federated Tax-Free Trust                               Liberty U.S. Government Money Market Trust
Federated U.S. Govt. Securities Fund:  2-5 Years       Money Market Management
Federated Utility Fund, Inc.                           Money Market Trust
Florida Municipal Cash Trust                           Virginia Municipal Cash Trust
Georgia Municipal Cash Trust


                                                                 August 15, 2000





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Federated Investors
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

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